Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	$ (1,742,567)	¥ (12,483,047)	¥ (4,055,592)	¥ (17,630,834)